AST PRUDENTIAL CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 88.1%
Corporate Bonds — 79.5%
Aerospace & Defense — 1.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	50	$45,660
7.950%	08/15/24	50	64,722
			110,382
Agriculture — 2.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24	150	144,797
Airlines — 1.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	46,763
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	45	38,451
			85,214
Apparel — 1.3%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.000%	11/01/24	100	74,879
Auto Manufacturers — 1.4%
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	81,651
Banks — 12.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	175	183,236
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	150	157,982
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	14,711
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	180	191,766
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	142,317
			690,012
Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	32	35,251
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	17,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	80	$85,245
			138,127
Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	30	37,186
Building Materials — 1.1%
Carrier Global Corp.,
Gtd. Notes, 144A
2.242%	02/15/25	25	24,420
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	38,650
			63,070
Chemicals — 0.5%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	30	31,019
Commercial Services — 3.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	45,870
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	105,280
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	39,687
			190,837
Computers — 1.6%
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	90,388
Diversified Financial Services — 1.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	51,373
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	10,803
			62,176
Electric — 11.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	102,377
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	48,458
A1

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	20	$17,671
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	50,590
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	25,398
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,852
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	38,653
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	52,455
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	53,092
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	15	15,681
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	45,697
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	50,297
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	10	11,868
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	32,504
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	50	47,038
			631,631
Foods — 2.3%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	66,030
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	46,822
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	18,376
			131,228
Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	15,043
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services — 3.2%
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	25	$28,646
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	80	82,851
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	25,113
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	49,207
			185,817
Home Builders — 0.6%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	32,771
Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	30	28,956
Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	20	20,953
Comcast Corp.,
Gtd. Notes
4.950%	10/15/58	50	68,002
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	48,789
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	44,104
			181,848
Mining — 1.7%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	23,267
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	14,120
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	36,874
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	25	23,945
			98,206
Miscellaneous Manufacturing — 2.6%
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26	100	99,824

A2

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	$51,558
			151,382
Oil & Gas — 5.7%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	30	13,614
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	50	42,215
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	23,184
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	75	52,975
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	30	27,874
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	48,896
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24	50	40,894
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.119%(s)	10/10/36	50	19,302
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	20	14,757
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	50	47,013
			330,724
Pharmaceuticals — 6.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	60	60,132
4.050%	11/21/39	15	15,651
4.250%	11/21/49	25	26,836
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
7.150%	06/15/23	50	57,967
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	50	60,092
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	75,093
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	50	57,685
Mylan NV,
Gtd. Notes
3.950%	06/15/26	30	30,409
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan NV, (cont’d.)
5.250%	06/15/46	7	$7,086
			390,951
Pipelines — 5.4%
Energy Transfer Operating LP,
Gtd. Notes
6.250%	04/15/49	60	50,783
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	70	63,557
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	25,531
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	40	34,403
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	40,602
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	44,028
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	14,185
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	34,591
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	5	2,055
			309,735
Real Estate Investment Trusts (REITs) — 1.2%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	50	44,282
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	23,590
			67,872
Retail — 0.5%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	30,520
Semiconductors — 0.9%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	50	50,918
Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.150%	02/15/50	80	93,785

A3

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50	15	$17,696
			111,481
Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	26,296

Total Corporate Bonds (cost $4,945,902)			4,575,117
Municipal Bonds — 3.4%
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	38,718
Illinois — 1.7%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	100	99,543
Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	21,235
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	34,480

Total Municipal Bonds (cost $204,008)			193,976
U.S. Treasury Obligation — 5.2%
U.S. Treasury Bonds
2.375%	11/15/49	240	299,175
(cost $260,823)

Total Long-Term Investments (cost $5,410,733)			5,068,268

	Shares	Value
Short-Term Investment — 8.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $497,937)(w)	497,938	$497,938

TOTAL INVESTMENTS—96.8% (cost $5,908,670)		5,566,206

Other assets in excess of liabilities(z) — 3.2%		186,708

Net Assets — 100.0%		$5,752,914

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2020	$881,531	$11,120
4	5 Year U.S. Treasury Notes	Jun. 2020	501,438	15,162
1	20 Year U.S. Treasury Bonds	Jun. 2020	179,062	13,335
				39,617
Short Positions:
1	10 Year U.S. Treasury Notes	Jun. 2020	138,688	(5,689)
A4

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	$665,625	$(59,386)
				(65,075)
				$(25,458)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5